Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street
Reform
and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year (a)	Summary Compensation Table Total for Dirk Thye (b) (1)	Compensation Actually Paid to Dirk Thye (c) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (d) (3)	Average Compensation Actually Paid to Non-CEO NEOs (e) (4)	Fixed $100 Investment Based on Total Shareholder Return (f) (5)	Net Income (Loss) (in millions) (h) (6)
2025	$2,411,125	$3,944,367	$1,169,613	$1,727,759	$525.57	$(83.98)
2024	$2,732,125	$3,365,648	$1,129,463	$1,289,891	$293.38	$(56.83)
2023	$1,330,500	$2,491,503	$1,004,325	$948,782	$164.73	$(31.39)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Thye (who served as Chief Executive Officer during each of fiscal years 2025, 2024, and 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Dr. Thye is referred to herein as a “PEO.” Refer to “
Executive Compensation Tables—Summary Compensation Table
.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to each PEO, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to each PEO in the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to PEO’s respective total compensation to determine the compensation actually paid in the applicable year:

2025 Thye
Adjustments to Determine Compensation Actually Paid for PEO
Summary Compensation Table Total (a)	$2,411,125
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,644,000)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (b)	2,094,017
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	990,280
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	359,956
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(267,011)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$3,944,367

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs for each applicable year) (the
“Non-PEO
NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2025 and 2024: Charles Ryan, Ph.D. and Brendan Hannah; and
2023: Charles Ryan, Ph.D., Brendan Hannah, and Karen Smith, M.D., Ph.D.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group , as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid in the applicable year:

Adjustments to Determine Average Compensation Actually Paid for non-PEO NEOs	2025
Total Reported in Summary Compensation Table(a)	$1,169,613
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(513,750)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(b)	654,382
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	362,051
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	112,485
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(57,022)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$1,727,759

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs for each applicable year) (the
“Non-PEO
NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2025 and 2024: Charles Ryan, Ph.D. and Brendan Hannah; and
2023: Charles Ryan, Ph.D., Brendan Hannah, and Karen Smith, M.D., Ph.D.

PEO Total Compensation Amount	$ 2,411,125	$ 2,732,125	$ 1,330,500
PEO Actually Paid Compensation Amount	$ 3,944,367	3,365,648	2,491,503
Adjustment To PEO Compensation, Footnote
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to each PEO, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to each PEO in the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to PEO’s respective total compensation to determine the compensation actually paid in the applicable year:

2025 Thye
Adjustments to Determine Compensation Actually Paid for PEO
Summary Compensation Table Total (a)	$2,411,125
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,644,000)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (b)	2,094,017
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	990,280
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	359,956
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(267,011)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$3,944,367

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,169,613	1,129,463	1,004,325
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,727,759	1,289,891	948,782
Adjustment to Non-PEO NEO Compensation Footnote
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group , as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid in the applicable year:

Adjustments to Determine Average Compensation Actually Paid for non-PEO NEOs	2025
Total Reported in Summary Compensation Table(a)	$1,169,613
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(513,750)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(b)	654,382
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	362,051
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	112,485
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(57,022)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$1,727,759

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 525.57	293.38	164.73
Net Income (Loss)	$ (83,980,000)	$ (56,830,000)	$ (31,390,000)
PEO Name	Dr. Thye	Dr. Thye	Dr. Thye
Additional 402(v) Disclosure
(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,644,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,017
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,280
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,956
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,011)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(513,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,051
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,485
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,022)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0